INCOME TAXES - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Deferred
Total	$ (69,897)	$ 69,328	$ 76,504
PRC
Current
- PRC income tax expenses	161,488	127,731	94,722
Deferred
- PRC income tax expenses	(231,385)	(58,403)	(18,218)
Total	$ (69,897)	$ 69,328	$ 76,504